Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2026	$ 186,464	$ 56,204
2027	309,816	56,204
2028	251,228	0
Total lease payments	747,508	112,408
Less: Imputed interest	(30,556)	(5,860)
Present value of lease liabilities	716,952	106,548	$ 19,932
Less: Current lease liabilities	290,326	52,217	6,382
Long-term lease liabilities	$ 426,626	$ 54,331	$ 13,550